RELATED PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
SAFE liability due to related parties	$ 349	$ 571
Convertible loans due to related parties	2,416	2,349
Crossover preferred shares and incentives shares issued to related parties	596
Bridge loans due to related parties	$ 400